PROVISION FOR JUDICIAL LIABILITIES - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 11,443,483	R$ 10,478,002
Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair value adjustment of probable contingencies	2,515,486	2,677,970
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	7,539,938	7,145,147
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	211,767	263,971
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 3,691,778	R$ 3,068,884